SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. [   ]

[X] Post-Effective Amendment No. [ 1 ] (File No. 333-112511)

(Check Appropriate Box or Boxes)

                  AXP Variable Portfolio - Managed Series, Inc.
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               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
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                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
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 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
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                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
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     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112511 filed on or about March 26, 2004.

Part B is incorporated by reference to Registrant's  Pre-Effective Amendment
No. 1 to Registration Statement No. 333-112511 filed on or about March 26, 2004.

PART C.   OTHER INFORMATION

Item 15.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.  Exhibits

(1)(a)    Articles  of   Incorporation   as  amended  Oct.   13,   1989,   filed
          electronically  as  Exhibit  No.  1  to  Registrant's   Post-Effective
          Amendment No. 13, are incorporated by reference.

(1)(b) Articles of Amendment to Articles of Incorporation dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 33, are incorporated by reference.

(1)(c) Articles of Amendment to Articles of Incorporation dated November 14, 2002, filed electronically as Exhibit (a)(3) to Post-Effective Amendment No. 33, are incorporated by reference.

(2) By-Laws as amended Jan. 11, 2001, filed electronically as Exhibit (b) to Post-Effective Amendment No. 33, are incorporated by reference.

(3)       Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herewith as Exhibit A of this Registration Statement.

(5)       Not applicable.

(6)(a) Investment Management Services Agreement dated December 1, 2002, between Registrant, on behalf of AXP Variable Portfolio - Diversified Equity Income Fund and AXP Variable Portfolio - Managed Fund, and
          American  Express  Financial   Corporation  filed electronically as
          Exhibit (d)(1) to Post-Effective Amendment No. 33, is incorporated by reference.

(6)(b) Administrative Services Agreement, dated March 20, 1995, between Registrant and American Express Financial Corporation, filed electronically as Exhibit No. 5(c) to Registrant's Post-Effective Amendment No. 16, is incorporated by reference.

(6)(c)    Amendment to Administrative  Services  Agreement between Registrant on behalf of AXP Variable Portfolio - Mangaged Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(10) to Post-Effective Amendment No. 30 filed on or about Aug. 29, 2002, is incorporated by reference.

(6)(d)    Administrative  Services  Agreement,  dated Sept.  13,  1999,  between
          Registrant on behalf of AXP Variable Portfolio - Diversified Equity Income Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 27, filed on or about Oct. 29, 1999 is incorporated by reference.

(6)(e) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Diversified Equity Income Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(12) to Post-Effective Amendment No. 30 filed on or about Aug. 29, 2002, is incorporated by reference.

(7)       Not Applicable.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit No. 8(b) to Post-Effective Amendment No. 16, is incorporated by reference.

(9)(b) Custodian Agreement dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Diversified Equity Income Fund and American Express Trust Company, filed electronically as Exhibit (g)(2) to Post-Effective Amendment No. 27, filed on or about Oct. 29, 1999 is incorporated by reference.

(9)(c) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit
          (g)(3) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 33, Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(9)(d)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(e)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(9)(g) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
          Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(10)(a) Plan and Agreement of Distribution between Registrant (on behalf of AXP(SM) Variable Portfolio - Managed Fund) and IDS Life Insurance Company dated Sept. 20, 1999, filed electronically as Exhibit (m)(1) to Post-Effective Amendment No. 28 filed on or about October 27, 2000, is incorporated by reference.

(10)(b)   Plan and  Agreement of  Distribution  dated Sept.  13,  1999,  between
          Registrant on behalf of AXP Variable Portfolio - Diversified Equity Income Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Post-Effective Amendment No. 27, filed on or about Oct. 29, 1999, is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed as Exhibit (11) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(12) Tax opinion for merger of IDS Life Series - Equity Income Portfolio into AXP Variable Portfolio - Diversified Equity Income Fund is filed electronically herewith. Tax opinion for merger of IDS Life Series - Managed Portfolio into AXP Variable Portfolio - Managed Fund is filed electronically herewith.

(13)(a) License Agreement between Registrant and IDS Financial Corporation, dated Jan. 25, 1988, filed electronically as Exhibit No. 9 to Post-Effective Amendment No. 13, is incorporated by reference.

(13)(b) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(c) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 46 filed on or about October 25, 2001, is incorporated by reference.

(14)(a) Independent Auditors' Consent for IDS Life Series Fund, Inc. filed electronically on or about March 26, 2004, as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112511 is incorporated by reference.

(14)(b) Independent Auditors' Consent for AXP Variable Portfolio - Managed Series, Inc. filed electronically on or about March 26, 2004, as Exhibit (14)(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112511 is incorporated by reference.

(15)      Financial Statements: Not Applicable.

(16)(a) Directors'/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Post-Effective Amendment No. 47 to Registration Statement No. 2-73115 is incorporated by reference.

(16)(c) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 2-73115 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174, is incorporated by reference.

(17)(c)   Prospectus, dated Oct. 30, 2003, for AXP Variable Portfolio -
          Diversified Equity   Income Fund and AXP Variable  Portfolio - Managed
          Fund filed as Exhibit (17)(c) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(d) Statement of Additional Information, dated Oct. 30, 2003, for AXP Variable Portfolio - Diversified Equity Income Fund and AXP Variable Portfolio - Managed Fund filed as Exhibit (17)(d) to Registration
          Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(e)   Annual Report, dated Oct. 30, 2003 for the period ended Aug. 31,
          2003, for AXP Variable Portfolio - Diversified Equity Income Fund and AXP Variable Portfolio - Managed Fund filed electronically on or about March 26, 2004, as Exhibit (17)(e) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112511 is incorporated by reference.

(17)(f) Prospectus, dated June 27, 2003, for IDS Life Series Fund, Inc. filed as Exhibit (17)(f) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(g) Statement of Additional Information, dated June 27, 2003, for IDS Life Series Fund, Inc. filed as Exhibit (17)(g) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(h) Annual Report, dated June 27, 2003 for the period ended April 30, 2003 for IDS Life Series Fund, Inc. filed electronically on or about March 26, 2004, as Exhibit (17)(h) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112511 is incorporated by reference.

(17)(i) Semiannual Report, dated Dec. 30, 2003 for the period ended Oct. 31, 2003 for IDS Life Series Fund, Inc. filed electronically on or about March 26, 2004, as Exhibit (17)(i) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-112511 is incorporated by reference.

(17)(j)   Statement of Additional Information Supplement, dated Oct. 30, 2003
          for  IDS  Life  Series  Fund,   Inc.  filed  as  Exhibit   (17)(j)  to
          Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(k) Prospectus Supplement, dated Nov. 1, 2003 for IDS Life Series Fund, Inc. filed as Exhibit (17)(k) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(l) Prospectus Supplement, dated Oct. 17, 2003 for IDS Life Series Fund, Inc. filed as Exhibit (17)(l) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(m)   Statement of Additional Information Supplement, dated Oct. 17, 2003
          for  IDS  Life  Series  Fund,   Inc.  filed  as  Exhibit   (17)(m)  to
          Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(n) Prospectus Supplement, dated Nov. 20, 2003 for IDS Life Series Fund, Inc. filed as Exhibit (17)(n) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(o) Prospectus Supplement, dated Dec. 4, 2003 for IDS Life Series Fund, Inc. filed as Exhibit (17)(o) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

(17)(p) Prospectus Supplement, dated Jan. 6, 2004 for IDS Life Series Fund, Inc. filed as Exhibit (17)(p) to Registration Statement No. 333-112511 filed on or about Feb. 5, 2004 is incorporated by reference.

Item 17.  Undertakings.

          None.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Variable Portfolio - Managed Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 9th day of August, 2004.

AXP VARIABLE PORTFOLIO - MANAGED SERIES, INC.


By     /s/ Paula R. Meyer
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           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of August, 2004.

Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
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     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
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     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
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     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
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     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
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     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
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     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
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     William F. Truscott



* Signed pursuant to Directors'/Trustees Power of Attorney, dated July 7, 2004, filed electronically as Exhibit (16)(a) to this Amendment to the Registration Statement, by:




/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg